CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Basic Materials - 6.3%
Metal Fabricating - 3.8%
Omega Flex, Inc.	373,109	$34,818,532
RBC Bearings, Inc. (a)	389,675	81,578,461
		116,396,993
Specialty Chemicals - 2.5%
Balchem Corporation	638,560	77,974,562

Consumer Discretionary - 5.2%
Home Improvement Retailers - 2.5%
SiteOne Landscape Supply, Inc. (a)	646,330	75,827,436

Recreational Products - 2.7%
Fox Factory Holding Corporation (a)	906,388	82,689,777

Consumer Staples - 1.1%
Nondurable Household Products - 1.1%
WD-40 Company	200,351	32,298,585

Financials - 1.3%
Financial Data Providers - 1.3%
Clearwater Analytics Holdings, Inc. - Class A (a)	2,102,000	39,412,500

Health Care - 13.0%
Biotechnology - 1.3%
Vericel Corporation (a)	1,553,540	40,920,244

Health Care Management Services - 0.6%
National Research Corporation	503,399	18,776,783

Health Care Services - 1.5%
Omnicell, Inc. (a)	912,325	45,999,427

Medical Equipment - 6.7%
LeMaitre Vascular, Inc. (b)	1,275,696	58,707,530
Merit Medical Systems, Inc. (a)	1,200,295	84,764,833

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Medical Equipment - 6.7% (Continued)
Repligen Corporation (a)	360,810	$61,088,741
		204,561,104
Medical Supplies - 2.9%
Neogen Corporation (a)	3,363,566	51,227,110
Stevanato Group S.p.A. (b)	2,040,000	36,658,800
		87,885,910
Industrials - 31.9%
Building Materials: Other - 3.8%
Simpson Manufacturing Company, Inc.	856,790	75,963,001
Trex Company, Inc. (a)	978,485	41,419,270
		117,382,271
Building: Climate Control - 4.3%
AAON, Inc.	1,752,325	131,985,119

Construction - 2.7%
Construction Partners, Inc. - Class A (a)(b)	3,035,866	81,027,264

Defense - 5.2%
Axon Enterprise, Inc. (a)	573,110	95,096,142
Mercury Systems, Inc. (a)	1,413,898	63,257,797
		158,353,939
Diversified Industrials - 1.9%
ESCO Technologies, Inc.	676,430	59,214,682

Electronic Equipment: Control & Filter - 1.9%
Helios Technologies, Inc.	1,068,183	58,151,883

Electronic Equipment: Gauges & Meters - 3.3%
Mesa Laboratories, Inc. (b)	390,205	64,855,973
Transcat, Inc. (a)(b)	483,824	34,288,607
		99,144,580
Engineering & Contracting Services - 4.6%
Exponent, Inc.	1,418,105	140,520,024

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 31.9% (Continued)
Industrial Suppliers - 0.9%
Hillman Solutions Corporation (a)	3,824,750	$27,576,447

Machinery: Construction & Handling - 1.7%
Douglas Dynamics, Inc. (b)	1,472,915	53,260,606

Machinery: Industrial - 1.6%
John Bean Technologies Corporation	546,830	49,941,984

Real Estate - 3.0%
Real Estate Services - 3.0%
FirstService Corporation	750,235	91,941,299

Technology - 31.0%
Computer Services - 1.5%
Workiva, Inc. (a)	530,085	44,511,237

Consumer Digital Services - 0.7%
Definitive Healthcare Corporation - Class A (a)	1,932,354	21,236,570

Production Technology Equipment - 5.4%
Azenta, Inc. (a)	863,497	50,272,795
Novanta, Inc. (a)	844,165	114,696,699
		164,969,494
Software - 23.4%
Altair Engineering, Inc. - Class A (a)	1,466,230	66,669,478
BlackLine, Inc. (a)	969,915	65,246,182
Descartes Systems Group, Inc. (The) (a)	1,784,196	124,269,251
Model N, Inc. (a)(b)	2,566,719	104,106,123
Paycor HCM, Inc. (a)	2,794,930	68,391,937
PROS Holdings, Inc. (a)	2,104,665	51,059,173
Q2 Holdings, Inc. (a)	1,232,765	33,124,396
Simulations Plus, Inc. (b)	1,510,746	55,247,981
SPS Commerce, Inc. (a)	949,180	121,903,187
Vertex, Inc. - Class A (a)	1,869,290	27,123,398
		717,141,106

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Utilities - 6.3%
Waste & Disposal Services - 4.6%
Casella Waste Systems, Inc. - Class A (a)	1,755,035	$139,191,826

Water - 1.7%
Evoqua Water Technologies Corporation (a)	1,337,075	52,948,170

Total Investments at Value - 99.1% (Cost $2,223,857,962)		$3,031,241,822

Other Assets in Excess of Liabilities - 0.9%		27,287,745

Net Assets - 100.0%		$3,058,529,567

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Basic Materials - 4.3%
Metal Fabricating - 2.6%
RBC Bearings, Inc. (a)	41,000	$8,583,350

Specialty Chemicals - 1.7%
Balchem Corporation	45,185	5,517,540

Consumer Discretionary - 12.0%
Consumer Services: Miscellaneous - 3.3%
Rollins, Inc.	296,787	10,844,597

Education Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	68,545	4,325,190

Home Improvement Retailers - 1.6%
SiteOne Landscape Supply, Inc. (a)	43,665	5,122,778

Hotels & Motels - 2.1%
Vail Resorts, Inc.	28,670	6,833,495

Recreational Products - 2.6%
Pool Corporation	28,095	8,493,961

Recreational Vehicles & Boats - 1.1%
LCI Industries	38,850	3,591,683

Financials - 1.2%
Financial Data Providers - 1.2%
Clearwater Analytics Holdings, Inc. - Class A (a)	216,845	4,065,844

Health Care - 15.1%
Health Care Services - 1.6%
Omnicell, Inc. (a)	105,000	5,294,100

Medical Equipment - 5.7%
Merit Medical Systems, Inc. (a)	127,108	8,976,367

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Medical Equipment - 5.7% (Continued)
Repligen Corporation (a)	57,440	$9,725,166
		18,701,533
Medical Supplies - 7.8%
Bio-Techne Corporation	88,000	7,293,440
Neogen Corporation (a)	283,561	4,318,634
Stevanato Group S.p.A.	191,120	3,434,426
Teleflex, Inc.	21,000	5,242,230
West Pharmaceutical Services, Inc.	21,589	5,080,971
		25,369,701
Industrials - 36.0%
Aerospace - 2.4%
HEICO Corporation - Class A	64,000	7,670,400

Building Materials: Other - 3.2%
Simpson Manufacturing Company, Inc.	50,000	4,433,000
Trex Company, Inc. (a)	144,455	6,114,780
		10,547,780
Building: Climate Control - 2.1%
Watsco, Inc.	28,005	6,984,447

Construction - 2.2%
Construction Partners, Inc. - Class A (a)	270,000	7,206,300

Defense - 4.8%
Axon Enterprise, Inc. (a)	56,000	9,292,080
Mercury Systems, Inc. (a)	145,000	6,487,300
		15,779,380
Electronic Equipment: Gauges & Meters - 1.4%
Cognex Corporation	100,000	4,711,000

Engineering & Contracting Services - 4.0%
Exponent, Inc.	130,405	12,921,831

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 36.0% (Continued)
Industrial Suppliers - 1.1%
Hillman Solutions Corporation (a)	515,895	$3,719,603

Machinery: Construction & Handling - 2.0%
Douglas Dynamics, Inc.	176,782	6,392,437

Machinery: Engines - 0.5%
Generac Holdings, Inc. (a)	16,040	1,614,586

Machinery: Industrial - 3.3%
EVI Industries, Inc. (a)	270,917	6,466,789
John Bean Technologies Corporation	45,305	4,137,706
		10,604,495
Machinery: Specialty - 2.3%
Graco, Inc.	112,915	7,594,663

Professional Business Support Services - 3.7%
Fair Isaac Corporation (a)	20,295	12,148,181

Transaction Processing Services - 3.0%
Jack Henry & Associates, Inc.	54,920	9,641,755

Real Estate - 3.5%
Real Estate Services - 3.5%
FirstService Corporation	93,575	11,467,616

Technology - 21.4%
Computer Services - 3.3%
Gartner, Inc. (a)	19,000	6,386,660
Workiva, Inc. (a)	51,483	4,323,028
		10,709,688
Consumer Digital Services - 0.9%
Definitive Healthcare Corporation - Class A (a)	257,755	2,832,727

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Technology - 21.4% (Continued)
Production Technology Equipment - 2.8%
Novanta, Inc. (a)	68,645	$9,326,796

Software - 14.4%
Altair Engineering, Inc. - Class A (a)	84,070	3,822,663
Descartes Systems Group, Inc. (The) (a)	145,075	10,104,474
Five9, Inc. (a)	50,000	3,393,000
Guidewire Software, Inc. (a)	69,445	4,344,479
Lightspeed Commerce, Inc. (a)	110,000	1,573,000
Paycor HCM, Inc. (a)	191,680	4,690,410
Q2 Holdings, Inc. (a)	128,105	3,442,181
SPS Commerce, Inc. (a)	68,334	8,776,136
Tyler Technologies, Inc. (a)	21,205	6,836,704
		46,983,047
Utilities - 4.6%
Waste & Disposal Services - 4.6%
Casella Waste Systems, Inc. - Class A (a)	190,000	15,068,900

Total Investments at Value - 98.1% (Cost $287,377,818)		$320,669,404

Other Assets in Excess of Liabilities - 1.9%		6,270,936

Net Assets - 100.0%		$326,940,340

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Consumer Discretionary - 18.7%
Consumer Services: Miscellaneous - 9.3%
Copart, Inc. (a)	1,440	$87,682
Rollins, Inc.	2,395	87,513
		175,195
Education Services - 1.5%
Bright Horizons Family Solutions, Inc. (a)	465	29,342

Hotels & Motels - 2.5%
Vail Resorts, Inc.	195	46,478

Recreational Products - 3.4%
Pool Corporation	210	63,489

Specialty Retail - 2.0%
Tractor Supply Company	165	37,120

Financials - 2.7%
Financial Data Providers - 2.7%
FactSet Research Systems, Inc.	125	50,151

Health Care - 20.8%
Health Care Services - 3.0%
Veeva Systems, Inc. - Class A (a)	355	57,290

Medical Equipment - 7.8%
IDEXX Laboratories, Inc. (a)	150	61,195
Repligen Corporation (a)	320	54,179
STERIS plc	170	31,397
		146,771
Medical Supplies - 10.0%
Align Technology, Inc. (a)	120	25,308
Bio-Techne Corporation	820	67,961
Teleflex, Inc.	140	34,948
West Pharmaceutical Services, Inc.	255	60,014
		188,231

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 24.4%
Aerospace - 4.0%
HEICO Corporation - Class A	625	$74,906

Building: Climate Control - 1.6%
Watsco, Inc.	120	29,928

Containers & Packaging - 1.5%
Ball Corporation	570	29,150

Electronic Equipment: Gauges & Meters - 2.7%
Cognex Corporation	540	25,439
Mettler-Toledo International, Inc. (a)	18	26,019
		51,458
Electronic Equipment: Pollution Control - 1.8%
Xylem, Inc.	315	34,830

Machinery: Engines - 0.8%
Generac Holdings, Inc. (a)	150	15,099

Machinery: Specialty - 3.3%
Graco, Inc.	915	61,543

Professional Business Support Services - 5.1%
TransUnion	450	25,538
Verisk Analytics, Inc.	400	70,567
		96,105
Transaction Processing Services - 3.6%
Jack Henry & Associates, Inc.	385	67,591

Real Estate - 4.7%
Real Estate Services - 4.7%
CoStar Group, Inc. (a)	1,135	87,713

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Technology - 22.8%
Computer Services - 4.5%
Gartner, Inc. (a)	255	$85,716

Software - 18.3%
ANSYS, Inc. (a)	255	61,605
Five9, Inc. (a)	275	18,662
Fortinet, Inc. (a)	1,250	61,113
Guidewire Software, Inc. (a)	395	24,711
Lightspeed Commerce, Inc. (a)	1,075	15,373
Qualtrics International, Inc. - Class A (a)	1,830	18,995
Roper Technologies, Inc.	175	75,615
Tyler Technologies, Inc. (a)	210	67,706
		343,780
Utilities - 4.2%
Waste & Disposal Services - 4.2%
Waste Connections, Inc.	595	78,873

Total Investments at Value - 98.3% (Cost $2,320,758)		$1,850,759

Other Assets in Excess of Liabilities - 1.7%		32,574

Net Assets - 100.0%		$1,883,333

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MICRO CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Basic Materials - 1.9%
Metal Fabricating - 1.9%
Omega Flex, Inc.	471	$43,954

Consumer Discretionary - 3.9%
Entertainment - 3.9%
Thunderbird Entertainment Group, Inc. (a)	33,801	91,266

Financials - 2.9%
Property & Casualty Insurance - 2.9%
Palomar Holdings, Inc. (a)	1,511	68,237

Health Care - 26.5%
Biotechnology - 8.6%
Alpha Teknova, Inc. (a)	13,811	77,894
NanoString Technologies, Inc. (a)	5,280	42,082
Vericel Corporation (a)	3,049	80,311
		200,287
Health Care Facilities - 3.2%
U.S. Physical Therapy, Inc.	924	74,872

Health Care Services - 5.9%
Health Catalyst, Inc. (a)	5,232	55,616
Phreesia, Inc. (a)	2,500	80,900
		136,516
Medical Equipment - 8.8%
BioLife Solutions, Inc. (a)	4,199	76,422
OrthoPediatrics Corporation (a)	1,829	72,666
Semler Scientific, Inc. (a)	1,681	55,473
		204,561
Industrials - 38.8%
Construction - 4.4%
Construction Partners, Inc. - Class A (a)	3,853	102,836

Electronic Equipment: Gauges & Meters - 7.3%
Mesa Laboratories, Inc.	441	73,299

CONESTOGA MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Industrials - 38.8% (Continued)
Electronic Equipment: Gauges & Meters - 7.3% (Continued)
Transcat, Inc. (a)	1,365	$96,737
		170,036
Engineering & Contracting Services - 2.4%
Willdan Group, Inc. (a)	3,061	54,639

Industrial Suppliers - 5.4%
CryoPort, Inc. (a)	3,132	54,340
Hillman Solutions Corporation (a)	9,800	70,658
		124,998
Machinery: Construction & Handling - 3.2%
Douglas Dynamics, Inc.	2,047	74,019

Professional Business Support Services - 8.1%
Montrose Environmental Group, Inc. (a)	1,940	86,117
NV5 Global, Inc. (a)	769	101,754
		187,871
Security Services - 4.0%
ShotSpotter, Inc. (a)	2,740	92,694

Transaction Processing Services - 4.0%
I3 Verticals, Inc. - Class A (a)	3,852	93,758

Technology - 18.5%
Software - 18.5%
Model N, Inc. (a)	2,852	115,677
Olo, Inc. - Class A (a)	10,450	65,312
PROS Holdings, Inc. (a)	3,053	74,066
Q2 Holdings, Inc. (a)	1,800	48,366
Simulations Plus, Inc.	1,893	69,227
TECSYS, Inc.	2,925	56,248
		428,896

CONESTOGA MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Telecommunications - 4.4%
Telecommunications Equipment - 4.4%
Digi International, Inc. (a)	2,820	$103,071

Total Investments at Value - 96.9% (Cost $2,386,869)		$2,252,511

Other Assets in Excess of Liabilities - 3.1%		71,747

Net Assets - 100.0%		$2,324,258

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.